Investments	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Investments
Investments
The Company's investments reported on the Consolidated Statements of Financial Condition consist of investments in private equity partnerships, other investments in unconsolidated affiliated companies, an equity security in a private company and investments in Glisco Manager Holdings LP and Trilantic. The Company's investments are relatively high-risk and illiquid assets.
The Company's investments in private equity partnerships consist of investment interests in private equity funds which are voting interest entities. Realized and unrealized gains and losses on the private equity investments are included within Investment Management Revenue.
The Company also has investments in G5 ǀ Evercore, ABS and Atalanta Sosnoff, which are voting interest entities. The Company's share of earnings (losses) on its investments in G5 ǀ Evercore, ABS and Atalanta Sosnoff (after its deconsolidation on December 31, 2015) are included within Income from Equity Method Investments on the Consolidated Statements of Operations.
Investments in Private Equity
Private Equity Funds
The Company's investments related to private equity partnerships and associated entities include investments in Evercore Capital Partners II, L.P. ("ECP II"), Discovery Americas I, L.P. (the "Discovery Fund"), Glisco II, Glisco III, Trilantic Capital Partners Associates IV, L.P. ("Trilantic IV") and Trilantic Capital Partners V, L.P. ("Trilantic V"). Portfolio holdings of the private equity funds are carried at fair value. Accordingly, the Company reflects its pro rata share of the unrealized gains and losses occurring from changes in fair value. Additionally, the Company reflects its pro rata share of realized gains, losses and carried interest associated with any investment realizations.
On December 31, 2014, ECP II was terminated. The Company's investment at December 31, 2016 of $933 is comprised of its remaining interest in the general partner, including $852 in cash and $81 in securities. In addition, on September 12, 2016 the final distribution related to CSI Capital, L.P. ("CSI Capital") was made.
A summary of the Company's investment in the private equity funds as of December 31, 2016 and 2015 was as follows:

	December 31,
	2016	2015
ECP II	$933	$983
Discovery Fund	7,463	6,632
Glisco II	6,897	6,091
Glisco III	529	5,786
CSI Capital	—	35
Trilantic IV	211	2,829
Trilantic V	5,709	4,117
Total Private Equity Funds	$21,742	$26,473

Net realized and unrealized gains on private equity fund investments were $7,616, $5,086 and $7,858 for the years ended December 31, 2016, 2015 and 2014, respectively. During the year ended December 31, 2016, Trilantic IV made distributions of $3,320. During the year ended December 31, 2015, ECP II, Glisco II, CSI Capital and Trilantic IV made distributions of $3,000, $3,194, $2,909 and $2,907, respectively. In the event the funds perform poorly, the Company may be obligated to repay certain carried interest previously distributed. As of December 31, 2016, the Company had $1,400 of previously distributed carried interest that may be subject to repayment.
General Partners of Private Equity Funds which are VIEs
The Company has concluded that Evercore Partners II, L.L.C. ("EP II L.L.C."), the general partner of ECP II, is a VIE pursuant to ASC 810. The Company owned 8%-9% of the carried interest earned by the general partner of ECP II. The Company's assessment of the design of EP II L.L.C. resulted in the determination that the Company is not acting as an agent for other members of the general partner and is a passive holder of interests in the fund, evidenced by the fact that the Company is a non-voting, non-managing member of the general partner and, therefore, has no authority in directing the management operations of the general partner. Furthermore, the Company does not have the obligation to absorb significant losses or the right to receive benefits that could potentially have a significant impact to EP II L.L.C. Accordingly, the Company has concluded that it is not the primary beneficiary of EP II L.L.C. and has not consolidated EP II L.L.C. in the Company's consolidated financial statements.
Following the Glisco transaction, the Company concluded that GCP II, GCP III and Glisco Manager Holdings LP are VIEs and that the Company is not the primary beneficiary of these VIEs. The Company's assessment of the primary beneficiary of these entities included assessing which parties have the power to significantly impact the economic performance of these entities and the obligation to absorb losses, which could be potentially significant to the entities, or the right to receive benefits from the entities that could be potentially significant. Neither the Company nor its related parties will have the ability to make decisions that significantly impact the economic performance of these entities. Further, as a limited partner in these entities, the Company does not possess substantive participating rights. The Company had assets of $9,889 included in its Consolidated Statement of Financial Condition at December 31, 2016 related to these unconsolidated VIEs, representing the carrying value of the Company's investments in the entities. The Company's exposure to the obligations of these VIEs is generally limited to its investments in these entities. The Company's maximum exposure to loss as of December 31, 2016 was $12,232, which represents the carrying value of the Company's investments in these VIEs, as well as any unfunded commitments to the current funds.
Investment in Trilantic Capital Partners
In 2010, the Company made a limited partnership investment in Trilantic in exchange for 500 Class A LP Units having a fair value of $16,090. This investment gave the Company the right to invest in Trilantic's current and future private equity funds, beginning with Trilantic Fund IV. The Company accounts for this investment under the cost method, subject to impairment. The Company allocates the cost of this investment to its investments in current and future Trilantic funds as the Company satisfies the capital calls of these funds. The Company bases this allocation on its expectation of Trilantic's future fundraising ability and performance. During 2016, $1,130 and $50 of this investment was allocated to Trilantic Fund V and IV, respectively. During 2015, $636 and $8 of this investment was allocated to Trilantic Fund V and IV, respectively. During 2014, $689 of this investment was allocated to Trilantic Fund V. From 2010 to 2013, $825 and $1,120 of this investment was allocated to Trilantic Fund V and IV, respectively. This investment had a balance of $11,632 and $12,812 as of December 31, 2016 and 2015, respectively. The Company has a $5,000 commitment to invest in Trilantic Fund V, of which $2,041 was unfunded at December 31, 2016. The Company and Trilantic anticipate that the Company will participate in the successor funds to Trilantic Fund V. The Company further anticipates that participation in the successor fund will be at approximately $12,000.
Cost Method Investments
In 2015, the Company received an equity security in a private company with a fair value of $1,079 in exchange for advisory services. This investment is accounted for under the cost method of accounting.
Following the Glisco transaction in 2016, the Company recorded an investment in Glisco Manager Holdings LP representing the fair value of the deferred consideration resulting from this transaction. This investment is accounted for under the cost method of accounting. The Company amortizes the balance of its investment as distributions are received related to the deferred consideration. This investment had a balance of $2,463 as of December 31, 2016.
Equity Method Investments
A summary of the Company's other investments accounted for under the equity method of accounting as of December 31, 2016 and 2015 was as follows:

	December 31,
	2016	2015
G5 ǀ Evercore	$26,016	$20,730
ABS	38,982	41,567
Atalanta Sosnoff	14,719	23,990
Total	$79,717	$86,287

G5 ǀ Evercore
In 2010, the Company made an investment accounted for under the equity method of accounting in G5 ǀ Evercore. At December 31, 2016, the Company's economic ownership interest in G5 ǀ Evercore was 49%. This investment resulted in earnings (losses) of $1,154, $662 and ($48) for the years ended December 31, 2016, 2015 and 2014, respectively, included within Income from Equity Method Investments on the Consolidated Statements of Operations. In addition, the investment is subject to currency translation from Brazilian Real to the U.S. Dollar.
ABS
In 2011, the Company made an investment accounted for under the equity method of accounting in ABS. At December 31, 2016, the Company's economic ownership interest in ABS was 45%. This investment resulted in earnings of $4,913, $5,388 and $5,228 for the years ended December 31, 2016, 2015 and 2014, respectively, included within Income from Equity Method Investments on the Consolidated Statements of Operations.
Atalanta Sosnoff
On December 31, 2015, the Company amended the Operating Agreement with Atalanta Sosnoff and deconsolidated its assets and liabilities. The Company accounted for its interest in Atalanta Sosnoff under the equity method of accounting from that date forward. The carrying amount of the investment was $23,990 at December 31, 2015, representing its fair value on that date.
Following the retirement of Atalanta Sosnoff's founding member during the fourth quarter of 2016, the Company performed an impairment assessment for its investment in Atalanta Sosnoff and concluded that an other-than-temporary impairment had occurred. The Company recorded an impairment charge of $8,100, included in Special Charges on the Consolidated Statement of Operations for the year ended December 31, 2016. See Note 4 for further information.
At December 31, 2016, the Company's economic ownership interest in Atalanta Sosnoff was 49%. This investment resulted in earnings of $574 for the year ended December 31, 2016, included within Income from Equity Method Investments on the Consolidated Statements of Operations.
Other
The Company allocates the purchase price of its equity method investments, in part, to the inherent finite-lived identifiable intangible assets of the investees. The Company's share of the earnings of the investees has been reduced by the amortization of these identifiable intangible assets inherent in the investments of $3,533, $2,484 and $2,586 for the years ended December 31, 2016, 2015 and 2014, respectively.
The Company assesses its equity method investments for impairment annually, or more frequently if circumstances indicate impairment may have occurred.
The Company acquired a 19% interest in Luminis Partners ("Luminis") on January 1, 2017, which will be accounted for under the equity method of accounting going forward. See Note 18 for further information.